Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Schwab Target 2010 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2010 Index Fund
Class Name	Schwab Target 2010 Index Fund
Trading Symbol	SWYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (08/25/2016) 1,2	8.19%	7.46%	5.15%	5.61%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2010 Passive Composite Index	8.25%	7.55%	5.21%	5.69%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 55,987,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$55,987
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	12%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2015 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2015 Index Fund
Class Name	Schwab Target 2015 Index Fund
Trading Symbol	SWYBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (08/25/2016) 1,2	8.88%	7.95%	5.60%	5.92%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2015 Passive Composite Index	8.93%	8.08%	5.68%	6.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
T
hese returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	T hese returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 84,754,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$84,754
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	7%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2020 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2020 Index Fund
Class Name	Schwab Target 2020 Index Fund
Trading Symbol	SWYLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (08/25/2016) 1,2	9.33%	8.42%	5.94%	6.42%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2020 Passive Composite Index	9.40%	8.44%	6.00%	6.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results
less than
one
year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 287,268,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$287,268
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	7%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2025 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2025 Index Fund
Class Name	Schwab Target 2025 Index Fund
Trading Symbol	SWYDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (08/25/2016) 1,2	9.66%	8.67%	6.96%	7.33%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2025 Passive Composite Index	9.71%	8.72%	7.05%	7.41%

All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 633,513,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$633,513
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	8%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2030 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2030 Index Fund
Class Name	Schwab Target 2030 Index Fund
Trading Symbol	SWYEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser
to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (08/25/2016) 1,2	11.91%	10.47%	8.56%	8.45%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2030 Passive Composite Index	12.10%	10.55%	8.66%	8.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,535,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (millions)	$1,535
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2035 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2035 Index Fund
Class Name	Schwab Target 2035 Index Fund
Trading Symbol	SWYFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (08/25/2016) 1,2	13.64%	11.78%	9.77%	9.26%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2035 Passive Composite Index	13.85%	11.87%	9.86%	9.34%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,272,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (millions)	$1,272
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2040 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2040 Index Fund
Class Name	Schwab Target 2040 Index Fund
Trading Symbol	SWYGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (08/25/2016) 1,2	15.01%	12.90%	10.75%	9.93%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2040 Passive Composite Index	15.22%	12.89%	10.84%	10.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,435,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (millions)	$1,435
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2045 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2045 Index Fund
Class Name	Schwab Target 2045 Index Fund
Trading Symbol	SWYHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (08/25/2016) 1,2	16.17%	13.80%	11.60%	10.46%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2045 Passive Composite Index	16.37%	13.75%	11.69%	10.54%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 951,416,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$951,416
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2050 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2050 Index Fund
Class Name	Schwab Target 2050 Index Fund
Trading Symbol	SWYMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (08/25/2016) 1,2	16.94%	14.42%	12.12%	10.77%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2050 Passive Composite Index	17.23%	14.36%	12.21%	10.87%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,298,000,000
Holdings Count | Holding	7
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (millions)	$1,298
Number of Holdings	7
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2055 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2055 Index Fund
Class Name	Schwab Target 2055 Index Fund
Trading Symbol	SWYJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Index Fund*	$1	0.02% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.02%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (08/25/2016) 1,2	17.39%	14.70%	12.43%	10.99%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2055 Passive Composite Index	17.71%	14.70%	12.53%	11.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 875,090,000
Holdings Count | Holding	7
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$875,090
Number of Holdings	7
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date. 1 Less than 0.05%.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date. 1 Less than 0.05%.
Schwab Target 2060 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2060 Index Fund
Class Name	Schwab Target 2060 Index Fund
Trading Symbol	SWYNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (08/25/2016) 1,2	17.72%	14.99%	12.72%	11.13%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2060 Passive Composite Index	18.04%	14.94%	12.81%	11.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,010,000,000
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (millions)	$1,010
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	4%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2065 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2065 Index Fund
Class Name	Schwab Target 2065 Index Fund
Trading Symbol	SWYOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Index Fund*	$1	0.02% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.02%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2065 Index Fund (02/25/2021) 1	18.12%	15.21%	9.93%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	12.95%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	0.02%
Target 2065 Passive Composite Index	18.37%	15.17%	9.88%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 304,220,000
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$304,220
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	4%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[2]	Annualized.